Pension Plans (Benefits Expected to be Paid) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2024	¥ 5,578
2025	5,698
2026	5,882
2027	5,806
2028	5,668
2029-2033	31,909
Total	60,541
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
2024	2,267
2025	2,368
2026	2,341
2027	2,468
2028	2,614
2029-2033	16,148
Total	¥ 28,206